Income Tax - Schedule of Components of Income Tax Expense (Benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Components of Income Tax Expense (Benefit) [Abstract]
Current income tax expense	¥ 704		¥ 66
Deferred income tax expense/(benefit)	(1,676)	$ (230)	2,302
Total income tax expense/(benefit)	¥ (972)	$ (133)	¥ 2,368